The Company and its operations (Details Narrative) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 BRL (R$)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2025 USD ($)	Oct. 31, 2025 BRL (R$)	May 31, 2025 BRL (R$)
IfrsStatementLineItems [Line Items]
Current liabilities	R$ 40,218	R$ 28,272
Non-current liabilities	58,163	77,581
Impairment loss	1,468
Valuation allowance deferred tax asset	1,175	11,107
Working capital	9,770	8,765
Positive negative in stockholders equity	R$ 16,502	R$ 4,278
Regulatory of measures description	In March 2026, Complementary Law No. 228 was enacted, providing for the increase of the benefit under the REIQ from 0.73% to 5.8%. This benefit corresponds to PIS and Cofins credits levied on raw materials used by the chemical and petrochemical industries, which may be offset against federal taxes. The benefit will have a sector-wide budget limit of R$ 2 billion and will remain in effect from March through December 31, 2026, and beginning in April, will be subject to a 10% reduction, as provided for in the applicable legislation.
Sector-cap budget amount	R$ 1,100
Other provisions, amount	781
B R L [Member]
IfrsStatementLineItems [Line Items]
Increased the amount of loan	523			R$ 523	R$ 990
Drawdowns additional credit facility of term loan	188
Current liabilities	230
Non-current liabilities	12,083
Principal amount of bonds	4,954
Relates amount of bonds	6,606
Credit facility amount				5,350
U S D [Member]
IfrsStatementLineItems [Line Items]
Increased the amount of loan	95			95	R$ 180
Drawdowns additional credit facility of term loan | $			$ 34
Current liabilities	42
Non-current liabilities	2,196
Principal amount of bonds	900
Relates amount of bonds	1,201
Credit facility amount				R$ 1,000
Stand-by facility amount	R$ 1,000
Novonor S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of voting rights	50.11%
Shareholder interest	38.32%
R E I Q [Member]
IfrsStatementLineItems [Line Items]
Shareholder interest	1.50%